Debt (Detail) - USD ($)		Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Fair Value		$ 6,793,500,000		$ 5,119,600,000
Debt, Long-term and Short-term, Combined Amount	[1]	5,396,100,000		4,407,100,000
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying value		499,800,000		499,400,000
Fair Value		510,900,000		515,600,000
Debt Instrument, Face Amount		$ 500,000,000.0		500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		3.75%
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Carrying value		$ 497,300,000		496,900,000
Fair Value		541,100,000		501,500,000
Debt Instrument, Face Amount		$ 500,000,000.0		500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		2.45%
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying value		$ 296,900,000		296,600,000
Fair Value		409,400,000		392,500,000
Debt Instrument, Face Amount		$ 300,000,000.0		300,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		6.625%
4.00% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying value		$ 545,500,000		545,000,000.0
Fair Value		660,400,000		614,300,000
Debt Instrument, Face Amount		$ 550,000,000.0		550,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		4.00%
3.20% Senior Notes due 2030
Debt Instrument [Line Items]
Carrying value		$ 496,100,000		0
Fair Value		575,500,000		0
Debt Instrument, Face Amount		$ 500,000,000.0	$ 500,000,000	500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		3.20%	3.20%
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying value		$ 396,000,000.0		395,700,000
Fair Value		582,000,000.0		552,600,000
Debt Instrument, Face Amount		$ 400,000,000.0		400,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		6.25%
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Carrying value		$ 346,700,000		346,700,000
Fair Value		459,700,000		417,000,000.0
Debt Instrument, Face Amount		$ 350,000,000.0		350,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		4.35%
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Carrying value		$ 395,500,000		395,400,000
Fair Value		481,000,000.0		434,200,000
Debt Instrument, Face Amount		$ 400,000,000.0		400,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		3.70%
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Carrying value		$ 841,700,000		841,600,000
Fair Value		1,113,100,000		986,100,000
Debt Instrument, Face Amount		$ 850,000,000.0		850,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		4.125%
4.20% Senior Notes due 2048
Debt Instrument [Line Items]
Carrying value		$ 590,000,000.0		589,800,000
Fair Value		806,700,000		705,800,000
Debt Instrument, Face Amount		$ 600,000,000.0		600,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		4.20%
3.95% Senior Notes due 2050
Debt Instrument [Line Items]
Carrying value		$ 490,600,000		0
Fair Value		653,700,000		0
Debt Instrument, Face Amount		$ 500,000,000.0	$ 500,000,000	$ 500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		3.95%	3.95%

[1]	Consists of both short-term and long-term debt. See Note 4 – Debt for further discussion.